Commitments and Contingencies (FY) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 30, 2018	Oct. 30, 2017	Sep. 30, 2019	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Loan agreement, term					5 years	5 years
Debt instrument maturity date				October 1, 2022		October 2022
Rent expense under operating leases						$ 100,000	$ 200,000
New Office Lease [Member]
Operating leases, rent expense per month		$ 3,300
Lessee, operating lease term		12 months
Corporate Office Lease [Member]
Operating leases, rent expense per month			$ 18,000
Lessee, operating lease term			13 months
Subsequent Event [Member] | Office Lease Agreement [Member]
Extended lease term description	We extended the office lease agreement through March 31, 2020 with rental related payments of approximately $3,900 per month, subject to additions based on additional services and usages each month.
Operating leases, rent expense per month	$ 3,900